Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]

USD m 31.12.23 31.12.22
Provisions related to expected credit losses (IFRS 9, Financial Instruments )
1
350 201
Provisions related to Credit Suisse loan commitments (IFRS

3,
Business Combinations )
2
1,924
Provisions related to litigation, regulatory and similar matters

(IAS 37,
Provisions, Contingent Liabilities and Contingent Assets ) 4,020 2,586
Acquisition-related contingent liabilities (IFRS 3, Business Combinations )
2
3,832
Restructuring, real-estate and other provisions (IAS 37,

Provisions, Contingent Liabilities and Contingent Assets
) 2,123 456
Total provisions and contingent liabilities 12,250 3,243
of which: Credit Suisse
2
9,681
1 Refer to Note 10 for more information.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Total provisions with additional information [textblock]

USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2023
Balance at the beginning of the year 2,586 130 129 197 3,042
Provisions recognized upon the acquisition of the Credit

Suisse Group
5
2,883 68 108 578 3,637
Increase in provisions recognized in the income statement 909 1,031 12 492 2,444
Release of provisions recognized in the income statement (97) (129) (1) (137) (365)
Provisions used in conformity with designated purpose (2,344) (370) (15) (29) (2,759)
Foreign currency translation and other movements 85 12 27 21 145
Balance at the end of the year 4,020 741 259 1,123 6,144
of which: Credit Suisse
5
2,210 519 114 918 3,762
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
448 m of provisions for onerous contracts related to real estate as of 31 December 2023 (31 December 2022:
USD 28
m) and

USD
294
m of

personnel-related restructuring

provisions as

of 31

December 2023

(31 December

2022: USD
102
m).

3 Mainly includes

provisions for

reinstatement costs

with respect

to leased
properties.

4 Mainly includes provisions related to onerous contracts and employee benefits.

5 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure of provisions for litigation, regulatory and similar matters [text block]

Provisions for litigation, regulatory and similar matters

by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy 2 Group Items 2 Total 2023
Balance at the beginning of the year 1,182 159 8 308 771 158 2,586
Provisions recognized upon the acquisition of the Credit

Suisse Group
3
87 1 0 2 2,789 4 2,883
Increase in provisions recognized in the income statement 133 1 8 81 684 2 909
Release of provisions recognized in the income statement (8) (10) 0 (3) (48) (29) (97)
Provisions used in conformity with designated purpose (199) 0 (1) (106) (2,036) (1) (2,344)
Foreign currency translation and other movements 41 6 (1) 12 26 0 85
Balance at the end of the year 1,235 157 15 294 2,186 134 4,020 of which: Credit Suisse
3
15 1 2 8 2,182 2 2,210
1 Provisions, if any,

for the matters described in items A2, B8

and B10 of this Note are recorded in Global

Wealth Management; provisions, if

any, for the matters described

in items B1, B2, B3, B4, B5, B6,

B7, B9,
B11 and B12 of this Note are recorded in Non-core and Legacy; provisions, if any, for the matters described in items B13 and B14 of this Note are recorded in Group Items. Provisions, if any, for the matters described in items A1 and A4

of this Note are allocated between Global

Wealth Management and Personal & Corporate Banking; and provisions, if any, for the matters described in item A3 are allocated

between the Investment
Bank and Group

Items.

2 Starting with

the third quarter

of 2023, Non-core

and Legacy represents

a separate reportable

segment and Group

Functions has been

renamed Group Items.

Prior periods have

been
revised to reflect these changes.

3 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.